Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gross UTB’s, beginning balance		$ 128
Reductions for tax positions taken in a prior year		(128)
Gross UTB’s, ending balance